15. STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options And Warrants Details Narrative
Granted during the period, Options	21,000	15,000
Stock compensation expense	$ 101,000	$ 131,000
Unrecognized compensation cost related to non-vested stock option awards	357
Intrinsic value	$ 0